Fair Value Measurement - Additional Information (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Investment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of consolidated investment funds | Investment	2
Convertible note, fair value	$ 5,531,000	¥ 38,026
Equity investments without readily determinable fair value | ¥		¥ 279,300
Non-Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets reported at fair value on a non-recurring basis	0		$ 0
Liabilities reported at fair value on a non-recurring basis	$ 0		$ 0